Contract Assets and Liabilities - Summary of Contract Assets and Contract Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
Contract assets - current
Unbilled revenue	$ 307	$ 749
Contract assets	2,342	3,047
Total contract assets - current	2,649	3,796
Contract liabilities - current
Deferred revenue - short-term	15,602	14,030		$ 7,952
Contract liabilities	346	507
Total contract liabilities - current	15,948	14,537	$ 8,200	$ 7,952
Contract liabilities - long-term
Deferred revenue - long-term	196	2,559
Total contract liabilities - long-term	$ 196	$ 2,559